NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 285                                                       932


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 10, 1997
5.26 - 5.48%
ESTIMATED LONG-TERM RETURN:
5.32 - 5.58%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    27.7 years
Call Protection Earliest ordinary optional call is 2006
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.26 to $97.30 depending on the purchase amount
Cusip           67065A 462 monthly payment plan
Numbers         67065A 470 quarterly payment plan
                67065A 488 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-18                                             3.1%
2019-21                                            15.0%
2022-24                                            26.9%
2025-27                                            42.5%
2028+                                              12.5%
The earliest ordinary optional call date is 2006

YIELD COMPARISON AS OF 04/09/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.26%
     Tax Equivalent Yield                          9.07%

Treasury Bonds
     Yield                                         7.09%
     Tax Equivalent Yield                          7.82%

Corporate Bonds
     Yield                   7.90%

 *COMPARES TRUST AS OF 04/09/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/08/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of California, Department of Water Resources, Central Valley Project,  2006 at 101 AAA   Aaa
              Water System Revenue Bonds, Series Q, 5.375% Due 12/1/27.                       1/2
     125,000  Center Unified School District, Sacramento County, California, Election of  No Optional  AAA   Aaa
              1992 General Obligation Bonds, Series 1997C, 0.00% Due 9/1/17. (Original        Call
              issue discount bonds delivered on or about March 4, 1997 at a price of
              31.296% of principal amount.)
     600,000  Fremont Unified School District, Alameda County, California, General        2006 at 102  AAA   Aaa
              Obligation Bonds, Series F, 5.875% Due 8/1/20.
     600,000  Los Angeles County Metropolitan Transportation Authority (California),      2006 at 101  AAA   Aaa
              Sales Tax Revenue Refunding Bonds, Proposition A-2nd Tier, Series 1996,
              6.00% Due 7/1/26.
     600,000  County of Orange, California, 1996 Recovery Certificates of Participation,  2006 at 102  AAA   Aaa
              Series A, 6.00% Due 7/1/26.
     500,000  San Bernardino County, California, Certificates of Participation, Series    2006 at 102  AAA   Aaa
              1996 (Medical Center Financing Project), 5.00% Due 8/1/28. (Original issue discount bonds delivered on or about January 31, 1996 at a price of 92.467%
              of principal amount.)
     575,000  Airports Commission, City and County of San Francisco, California, San      2006 at 101  AAA   Aaa
              Francisco International Airport, Second Series Revenue Bonds, Issue 12B,
              5.65% Due 5/1/24.
     500,000  The City of Turlock (California), Auxiliary Organization Revenue            2006 at 102  AAA   Aaa
              Certificates of Participation (California State University, Stanislaus
              Foundation), Series 1995, 5.875% Due 6/1/22.
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         8 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/09/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.26     4.90 %      5.26%   5.32%   5.30%   5.35%   5.31%   5.37 %
 500 / $50,000              100.11     4.75        5.27    5.32    5.30    5.35    5.32    5.37
 1,000 / $100,000            99.84     4.50        5.29    5.35    5.32    5.38    5.34    5.40
 2,500 / $250,000            99.58     4.25        5.30    5.36    5.33    5.39    5.35    5.41
 5,000 / $500,000            98.81     3.50        5.34    5.42    5.37    5.45    5.39    5.47
 10,000 / $1,000,000         98.30     3.00        5.37    5.46    5.40    5.49    5.42    5.51
 25,000 / $2,500,000         97.79     2.50        5.40    5.49    5.43    5.52    5.45    5.54
 50,000 / $5,000,000         97.30     2.00        5.42    5.53    5.46    5.56    5.48    5.58

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.26  % 8.03%   8.42%   9.07%      9.56 %
         5.27    8.05    8.43    9.09       9.58
         5.29    8.08    8.46    9.12       9.62
         5.30    8.09    8.48    9.14       9.64
         5.34    8.15    8.54    9.21       9.71
         5.37    8.20    8.59    9.26       9.76
         5.40    8.24    8.64    9.31       9.82
         5.42    8.27    8.67    9.34       9.85

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .3076
 Monthly plan            6/15/97       .4395   $ 5.2776
 Quarterly plan          8/15/97      1.3266
                        11/15/97      1.3266     5.3096
 Semi-annual plan       11/15/97      2.6640
                         5/15/98      2.6640     5.3286
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.33 =  99.671
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/09/97)        interest
 99.671       X   $5.2776        =   $526.02
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MASSACHUSETTS                                                      NUVEEN
INSURED UNIT TRUST 145                                                       932


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc.        - Dependable Income
and/or AAA by Standard & Poor's, the highest        - Diversified Portfolios
rating given by each agency.                        - Top-Rated Municipal Bonds
ESTIMATED CURRENT RETURN:                           DATE OF DEPOSIT: April 10, 1997
5.23 - 5.44%
ESTIMATED LONG-TERM RETURN:
5.28 - 5.55%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.7 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.50 to $97.53 depending on the purchase amount
Cusip           67065D 169 monthly payment plan
Numbers         67065D 177 quarterly payment plan
                67065D 185 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-17                                            21.1%
2018-20                                            28.6%
2021-23                                             0.0%
2024-26                                            36.0%
2027+                                              14.3%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 04/09/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.23%
     Tax Equivalent Yield                          9.26%

Treasury Bonds
     Yield                                         7.09%
     Tax Equivalent Yield                          8.06%

Corporate Bonds
     Yield                   7.90%

 *COMPARES TRUST AS OF 04/09/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 04/08/97. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MASSACHUSETTS INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Massachusetts Bay Transportation Authority, General Transportation System   2006 at 101  AAA   Aaa
              Bonds, 1996 Series A, 5.625% Due 3/1/26. (Original issue discount bonds delivered on or about March 21, 1996 at a price of 94.15% of principal amount.)(General Obligation Bonds.)
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 100  AAA   Aaa
              Emerson Hospital Issue, Series D, 5.80% Due 8/15/18.
     500,000  Massachusetts Industrial Finance Agency, Revenue Bonds (Assumption College  2006 at 102  AAA   Aaa
              Issue, Series 1996), 5.875% Due 7/1/18.
     500,000  Massachusetts Industrial Finance Agency, Revenue Bonds, Babson College      2007 at 102  AAA   Aaa
              Issue, Series 1997A, 5.25% Due 10/1/27. (Original issue discount bonds delivered on or about January 15, 1997 at a price of 92.82% of principal amount.)
     300,000  Massachusetts Industrial Finance Agency, Revenue Bonds (College of the Holy  2006 at 102 AAA   Aaa
              Cross-1996 Issue), 5.50% Due 3/1/16.
     250,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series  2005 at 102 AAA   Aaa
              B, 5.00% Due 12/1/16.
     260,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1996 Series  2006 at 101 AAA   Aaa
              A, 5.60% Due 11/1/26.
     500,000  South Essex Sewerage District, Massachusetts, General Obligation Sewer      2006 at 102  AAA   Aaa
              Bonds, 1996 Series A, 5.25% Due 6/15/24.
     190,000  City of Worcester, Massachusetts, Municipal Purpose Loan of 1995, Series G,  2006 at 101 AAA   Aaa
              5.30% Due 7/1/15. (General Obligation Bonds.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL         9 BONDS FROM MASSACHUSETTS.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 04/09/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.50     4.90 %      5.23%   5.28%   5.27%   5.31%   5.28%   5.33 %
 500 / $50,000              100.35     4.75        5.24    5.29    5.27    5.31    5.29    5.33
 1,000 / $100,000           100.08     4.50        5.26    5.31    5.29    5.34    5.31    5.36
 2,500 / $250,000            99.82     4.25        5.27    5.32    5.30    5.35    5.32    5.37
 5,000 / $500,000            99.05     3.50        5.31    5.39    5.34    5.42    5.36    5.44
 10,000 / $1,000,000         98.54     3.00        5.34    5.42    5.37    5.45    5.39    5.48
 25,000 / $2,500,000         98.03     2.50        5.37    5.46    5.40    5.49    5.42    5.51
 50,000 / $5,000,000         97.53     2.00        5.39    5.50    5.43    5.53    5.44    5.55

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      36.5%   39.5%   43.5%      47.0%
         5.23  % 8.24%   8.64%   9.26%      9.87 %
         5.24    8.25    8.66    9.27       9.89
         5.26    8.28    8.69    9.31       9.92
         5.27    8.30    8.71    9.33       9.94
         5.31    8.36    8.78    9.40      10.02
         5.34    8.41    8.83    9.45      10.08
         5.37    8.46    8.88    9.50      10.13
         5.39    8.49    8.91    9.54      10.17

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 05/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 5/15/97   $   .3066
 Monthly plan            6/15/97       .4380   $ 5.2593
 Quarterly plan          8/15/97      1.3221
                        11/15/97      1.3221     5.2913
 Semi-annual plan       11/15/97      2.6550
                         5/15/98      2.6550     5.3103
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.57 =  99.433
 investment       offering price     # of units
 (as of           and accrued        purchased
 04/09/97)        interest
 99.433       X   $5.2593        =   $522.95
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)